Shareholders' Equity (Details) - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Shares
Unvested, Beginning	315,000	180,000
Granted	300,000	420,000
Vested	(422,500)	(285,000)
Unvested, Ending	192,500	315,000
Weighted Average Grant Date Fair Value Per Share
Unvested, Beginning	$ 1.67	$ 2.57
Granted	1.74	1.67
Vested	1.85	2.24
Unvested, Ending	$ 1.85	$ 1.67
Aggregate Intrinsic Value
Unvested, Beginning
Granted
Vested
Unvested, Ending	$ 134,750